CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Professional fees	$ 50,952	$ 24,374	$ 60,474
Employee benefits	142,971	154,826	155,346
Rent	0	55,602	59,526
Travel	0	0	1,383
Shareholder's information	11,304	18,596	16,795
General and administrative expenses	13,502	23,602	18,545
Accretion expense	898	896	897
Net operating loss	(219,627)	(277,896)	(312,966)
Interest income	2	8	32
Foreign exchange (loss) gain	(2,058)	6,605	114
Writeback / adjustment of accounts payable and accrued liabilities	288,274	13,370	334,014
Net income (loss) and comprehensive income (loss)	66,591	(257,913)	21,194
Income tax expense	0	0	0
Net income (loss) and comprehensive income (loss)	$ 66,591	$ (257,913)	$ 21,194
Net income (loss) and comprehensive income (loss) per share - basic	$ 0	$ (0.01)	$ 0
Net income (loss) and comprehensive income (loss) per share - diluted	$ 0	$ (0.01)	$ 0
Weighted average number of shares - basic	38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted	38,906,742	38,906,742	38,906,742